Other Payables	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Other Payables
12.	OTHER PAYABLES

	December 31,	December 31,
	2020	2021
Payables for cash-settled share-based payment transactions (Note 19)	$1,073,593	$701,582
Payables for salaries and bonuses	1,492,325	1,387,416
Interest payables	735,510	142,083
Payables for professional fees	837,803	507,340
Others	141,178	79,488
	$4,280,409	$2,817,909